m+ funds Trust

c/o iCapital Markets LLC

60 East 42nd Street, 26th Floor
New York, New York 10036

October 20, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	m+ Buffer 20 Fund, m+ funds Trust, Series 1-61 Amendment No. 1 to Form S-6 File No. 333-299196; ICA File No. 811-23503

Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the “Registration Statement”) of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on October 20, 2026.

+ FUNDS TRUST	iCAPITAL MARKETS LLC

By: iCapital Markets LLC	As Depositor

By:	/s/ Nick Parcharidis		By:	/s/ Nick Parcharidis
	Name:	Nick Parcharidis		Name:	Nick Parcharidis
	Title:	Managing Director		Title:	Managing Director